Performance Management - Templeton Developing Markets Trust	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	19.44%
Worst Quarter:	2020, Q1	-24.68%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - Templeton Developing Markets Trust		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index-NR | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index-NR
MSCI Emerging Markets Index-NR | Average Annual Return, Percent		33.57%	4.20%	8.42%
MSCI All Country World ex-US Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World ex-US Index-NR
MSCI All Country World ex-US Index-NR | Average Annual Return, Percent		32.39%	7.91%	8.41%
Class A | Average Annual Return, Label [Optional Text]	Return before taxes
Class A | Average Annual Return, Percent		36.74%	3.86%	9.64%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		35.85%	3.01%	9.00%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		22.31%	2.89%	7.89%
Class C | Average Annual Return, Percent		42.58%	4.25%	9.43%
Class R | Average Annual Return, Percent		44.31%	4.78%	9.99%
Class R6 | Average Annual Return, Percent		45.17%	5.43%	10.69%
Advisor Class | Average Annual Return, Percent		44.96%	5.30%	10.53%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.44%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020